Note 34	12 Months Ended
Dec. 31, 2024
Other Contingent Assets And Liabilities [Abstract]
Disclosure of Other Contingent Assets And Liabilities [Text Block]	Other contingent assets and liabilities
As of December 31, 2024, 2023 and 2022 there were no material contingent assets or liabilities other than those disclosed in the Notes to the consolidated financial statements.